CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 16,027	$ 2,515	¥ 5,134
Restricted cash			5,244
Amounts due from related parties	177	28	181
Prepayments and other current assets	14,451	2,268	4,509
Current assets of discontinued operations (including current assets of the variable interest entity ("VIE") without recourse to the Company amounting to RMB420,254 and RMB nil as of December 31, 2020 and 2021, respectively)			729,500
Total current assets	30,655	4,811	744,568
Non-current assets:
Non-current assets of discontinued operations (including non-current assets of the VIE without recourse to the Company amounting to RMB1,134,372 and RMB nil as of December 31, 2020 and 2021, respectively)			1,681,837
Total non-current assets			1,681,837
Total assets	30,655	4,811	2,426,405
Current liabilities:
Current portion of long-term loan			226,744
Accrued expenses and other current liabilities	8,625	1,353	1,469
Current liabilities of discontinued operations (including current liabilities of the variable interest entity ("VIE") without recourse to the Company amounting to RMB882,038 and RMB nil as of December 31, 2020 and 2021, respectively)			940,142
Total current liabilities	8,625	1,353	1,168,355
Non-current liabilities:
Long-term loan			191,397
Other non-current liabilities	2,838	445
Convertible loan from related parties	108,334	17,000
Non-current liabilities of discontinued operations (including non-current liabilities of the VIE without recourse to the Company amounting to RMB499,092 and RMB nil as of December 31, 2020 and 2021, respectively)			565,147
Total non-current liabilities	111,172	17,445	756,544
Total liabilities	119,797	18,798	1,924,899
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 112,951,232 and 113,030,392 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	6,964	1,093	6,959
Additional paid-in capital	274,036	43,002	603,173
Statutory reserves			105,357
Accumulated deficit	(403,149)	(63,263)	(260,019)
Accumulated other comprehensive income	33,007	5,181	39,642
Total RISE Education Cayman Ltd shareholders' equity (deficit)	(89,142)	(13,987)	495,112
Non-controlling interests			6,394
Total equity (deficit)	(89,142)	(13,987)	501,506
Total liabilities, non-controlling interests and shareholders' equity	¥ 30,655	$ 4,811	¥ 2,426,405